COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other financial liabilities
Other financial liabilities	$ 72,738,928	$ 56,381,855
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	14,473,367	6,423,474
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	55,096,905	44,801,930
Unpaid fees
Other financial liabilities
Other financial liabilities	12,075	11,460
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	42,076	75,990
Lease Liabilities
Other financial liabilities
Other financial liabilities	2,857,505	4,884,311
Others [member]
Other financial liabilities
Other financial liabilities	$ 257,000	$ 184,690